37. Related Party Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Assets	R$ 33,162,377	R$ 30,288,900	R$ 28,843,671
Liabilities		30,288,900	28,843,671
Net operating revenues	14,024,573	13,101,753	14,945,844
Cost/Expense	10,665,890	10,234,115	11,799,316
Controlling shareholder | State of Paraná | Dividends payable
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	85,710	83,786
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Controlling shareholder | State of Paraná | CRC Transfer
Disclosure of transactions between related parties [line items]
Assets	1,516,362	1,522,735
Liabilities	0	0
Net operating revenues	90,712	188,918	217,722
Cost/Expense	0	0	0
Controlling shareholder | State of Paraná | "Luz Fraterna" Program
Disclosure of transactions between related parties [line items]
Assets	168,405	167,674
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Controlling shareholder | State of Paraná | 2014 World Cup construction work
Disclosure of transactions between related parties [line items]
Assets	14,266	14,266
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Controlling shareholder | State of Paraná | Morar Bem Paraná Program
Disclosure of transactions between related parties [line items]
Assets	261	24,985
Liabilities	0	0
Net operating revenues	1,165	5,502	19,482
Cost/Expense	0	0	0
Controlling shareholder | State of Paraná | Remuneration and employ social security charges assigned
Disclosure of transactions between related parties [line items]
Assets	56	302
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Controlling shareholder | State of Paraná | Telecommunication services
Disclosure of transactions between related parties [line items]
Assets	28,750	48,794
Liabilities	0	0
Net operating revenues	40,396	29,763	29,456
Cost/Expense	0	0	0
Controlling shareholder | State of Paraná | Sistema Meteorológico do Paraná - Simepar
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	0	164
Net operating revenues	0	0	0
Cost/Expense	(1,752)	(1,799)	0
Entities with significant influence | BNDES and BNDESPAR | Dividends payable
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	59,366	57,218
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Entities with significant influence | BNDES and BNDESPAR | Financing
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	1,576,660	1,692,775
Net operating revenues	0	0	0
Cost/Expense	(140,537)	(149,794)	(120,982)
Entities with significant influence | BNDES and BNDESPAR | Debentures - Compagas
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	42,675	61,786
Net operating revenues	0	0	0
Cost/Expense	(5,242)	(2,883)	(3,347)
Entities with significant influence | BNDES and BNDESPAR | Debentures - wind farms
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	281,448	295,188
Net operating revenues	0	0	0
Cost/Expense	(30,540)	(14,415)	0
State of Paraná investee | Sanepar
Disclosure of transactions between related parties [line items]
Assets	24	32
Liabilities	0	0
Net operating revenues	3,699	3,319	2,886
Cost/Expense	(1,783)	(1,455)	(1,409)
State of Paraná investee | Sanepar | Dividends
Disclosure of transactions between related parties [line items]
Assets	12,095	16,817
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Joint Ventures | Voltalia São Miguel do Gostoso - mutual
Disclosure of transactions between related parties [line items]
Assets	38,169	28,968
Liabilities	0	0
Net operating revenues	3,513	3,509	3,260
Cost/Expense	0	0	0
Joint Ventures | Voltalia São Miguel do Gostoso - mutual | Dividends
Disclosure of transactions between related parties [line items]
Assets	1,032	1,032
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Joint Ventures | Costa Oeste Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	206	72
Liabilities	59	73
Net operating revenues	1,034	848	726
Cost/Expense	(2,136)	(3,072)	(3,815)
Joint Ventures | Marumbi Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	500	285
Liabilities	37	55
Net operating revenues	3,690	4,085	1,264
Cost/Expense	(756)	(900)	(346)
Joint Ventures | Caiuá Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	320	308
Liabilities	271	356
Net operating revenues	3,792	2,066	914
Cost/Expense	(13,700)	(15,595)	(14,481)
Joint Ventures | Caiuá Transmissora de Energia | Dividends
Disclosure of transactions between related parties [line items]
Assets	1,991	1,991
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Joint Ventures | Integração Maranhense Transmissora
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	43	76
Net operating revenues	0	0	0
Cost/Expense	(1,468)	(1,910)	(1,878)
Joint Ventures | Integração Maranhense Transmissora | Dividends
Disclosure of transactions between related parties [line items]
Assets	4,012	4,012
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Joint Ventures | Matrinchã Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	220	326
Net operating revenues	0	0	0
Cost/Expense	(6,636)	(4,043)	(444)
Joint Ventures | Matrinchã Transmissora de Energia | Dividends
Disclosure of transactions between related parties [line items]
Assets	36,840	23,213
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Joint Ventures | Transmissora Sul Brasileira
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	72	149
Net operating revenues	0	0	0
Cost/Expense	(2,590)	(3,593)	(2,952)
Joint Ventures | Guaraciaba Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	74	173
Net operating revenues	0	0	0
Cost/Expense	(3,202)	(966)	0
Joint Ventures | Guaraciaba Transmissora de Energia | Dividends
Disclosure of transactions between related parties [line items]
Assets	11,541	5,512
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Joint Ventures | Paranaíba Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	159	0
Net operating revenues	0	0	0
Cost/Expense	(3,642)	(283)	0
Joint Ventures | Paranaíba Transmissora de Energia | Dividends
Disclosure of transactions between related parties [line items]
Assets	7,093	3,051
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Joint Ventures | Cantareira Transmissora de Energia | Dividends
Disclosure of transactions between related parties [line items]
Assets	2,146	1,224
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Joint Ventures | Mata de Santa Genebra Transmissão | Dividends
Disclosure of transactions between related parties [line items]
Assets	3,264	0
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Associates | Dona Francisca Energética S.A
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	1,436	1,436
Net operating revenues	0	0	0
Cost/Expense	(17,031)	(16,949)	(30,556)
Associates | Foz do Chopim Energética Ltda.
Disclosure of transactions between related parties [line items]
Assets	163	161
Liabilities	0	0
Net operating revenues	2,063	2,178	1,913
Cost/Expense	0	0	0
Associates | Sercomtel S.A. Telecomunicações
Disclosure of transactions between related parties [line items]
Assets	3,778	3,430
Liabilities	0	0
Net operating revenues	8,153	8,210	5,788
Cost/Expense	(4)	(6)	(6)
Key management staff | Fees and social security charges
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	(28,876)	(26,021)	(23,839)
Key management staff | Pension and healthcare plans
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	0	0
Net operating revenues	0	0	0
Cost/Expense	(1,690)	(1,403)	(2,380)
Other related parties | Fundação Copel
Disclosure of transactions between related parties [line items]
Assets	38	52
Liabilities	0	0
Net operating revenues	316	305	292
Cost/Expense	0	0	0
Other related parties | Fundação Copel | Pension and healthcare plans
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	866,103	769,865
Net operating revenues	0	0	0
Cost/Expense	0	0	0
Other related parties | Fundação Copel | Administrative property rental
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	349	340
Net operating revenues	0	0	0
Cost/Expense	(16,347)	(13,519)	(15,390)
Other related parties | Lactec
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	1,762	1,743
Net operating revenues	0	0	0
Cost/Expense	R$ (15,912)	R$ (12,911)	R$ (14,752)